INCOME TAXES (Details 5) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Unrecognized tax benefits, beginning of period	5.3	5.3	5.3	4.3	5.3
Current period tax positions	0	0	0
Change in tax rate	0	0.2	0
Settlements and lapse of statute of limitations	0	(1.2)	0
Unrecognized tax benefits, end of period	5.3	4.3	5.3	4.3	5.3